ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payable to franchisees	¥ 1,028		¥ 698
Other payables	394		261
Accrued rental, utilities and other accrued expenses	133		187
Liabilities related to customer loyalty program	110		154
Value-added tax, other tax and surcharge payables	90		90
Payable to noncontrolling interest holders	85		107
Payable for business acquisitions	16		39
Deferred rent, current			71
Total	¥ 1,856	$ 267	¥ 1,607
Additional disclosures
Payable to franchisees, term (in years)	one year